Schedule of Outstanding Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Number of Warrants	5,581,728	3,796,164
$0.0007 [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 0.0007	$ 0.0007
Expiration Period	2030	2030
Number of Warrants	274,286	274,286
$2.10 - $2.66 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	446,160	460,445
$2.10 - $2.66 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 2.10	$ 2.10
Expiration Period	2026	2026
$2.10 - $2.66 [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 2.66	$ 2.66
Expiration Period	2032	2032
$3.36 - $4.27 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	1,933,226	115,277
$3.36 - $4.27 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 3.36	$ 3.36
Expiration Period	2028	2028
$3.36 - $4.27 [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 4.27	$ 4.27
Expiration Period	2029	2029
6.51 - $7.80 [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	1,484,829	1,484,929
6.51 - $7.80 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 6.51	$ 6.51
Expiration Period	2026	2026
6.51 - $7.80 [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 7.80	$ 7.80
Expiration Period	2032	2032
$8.125 [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 8.125	$ 8.125
Number of Warrants	1,443,227	1,461,227
$8.125 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Expiration Period	2027	2027
$8.125 [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Expiration Period	2028	2028